Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.29%
Fannie Mae REMICs
Series 2015-18 NS 0.97% (6.12% minus LIBOR01M, Cap 6.12%) 4/25/45 Σ, •	3,827,375	$ 409,437
Series 2015-37 SB 0.47% (5.62% minus LIBOR01M, Cap 5.62%) 6/25/45 Σ, •	8,231,420	656,007
Series 2016-48 US 0.95% (6.10% minus LIBOR01M, Cap 6.10%) 8/25/46 Σ, •	9,577,930	675,319
Series 2017-33 AI 4.50% 5/25/47 Σ	3,528,381	509,503
Series 2019-13 IP 5.00% 3/25/49 Σ	2,499,353	492,818
Series 4740 SB 0.957% (6.15% minus LIBOR01M, Cap 6.15%) 11/15/47 Σ, •	3,841,551	377,758

GNMA Series 2021-162 IN 3.00% 9/20/51 Σ	15,911,672	2,154,221
Total Agency Collateralized Mortgage Obligations (cost $7,577,689)		5,275,063

Agency Mortgage-Backed Securities — 3.11%
Fannie Mae S.F. 30 yr
2.00% 3/1/51	3,890,905	3,188,152
2.50% 4/1/51	1,878,901	1,601,470
3.00% 4/1/47	1,944,030	1,739,298
3.00% 12/1/51	2,199,110	1,950,425
3.00% 2/1/52	411,785	364,180
3.50% 6/1/52	3,917,448	3,570,565
4.50% 10/1/52	2,279,003	2,191,332
4.50% 2/1/53	1,393,808	1,340,176
5.00% 9/1/52	1,952,054	1,914,153
5.50% 8/1/52	2,221,504	2,214,472
5.50% 3/1/53	2,227,323	2,216,836
6.00% 6/1/53	1,098,249	1,107,869
Freddie Mac S.F. 20 yr
2.50% 2/1/42	1,112,910	968,953
3.00% 3/1/37	908,439	839,579
Freddie Mac S.F. 30 yr
2.50% 1/1/52	4,914,731	4,190,868
2.50% 5/1/52	1,384,573	1,174,628
3.00% 12/1/46	1,917,956	1,716,104
3.00% 1/1/52	926,380	816,560
3.50% 6/1/47	2,453,258	2,266,983
3.50% 4/1/52	2,381,385	2,174,586
4.00% 8/1/52	2,596,550	2,448,085
4.00% 9/1/52	2,024,683	1,906,198
4.50% 9/1/52	4,998,063	4,816,498
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 10/1/52	898,043	$ 863,519
5.00% 7/1/52	1,839,433	1,804,206
5.50% 9/1/52	489,778	493,818
5.50% 2/1/53	3,441,878	3,436,932
GNMA II S.F. 30 yr
3.00% 12/20/51	660,084	591,015
5.00% 9/20/52	2,289,808	2,250,696
Total Agency Mortgage-Backed Securities (cost $57,495,508)		56,158,156

Convertible Bond — 0.30%
New Cotai 5.00% exercise price $100.00, maturity date 2/2/27 =	2,063,384	5,420,898
Total Convertible Bond (cost $1,997,061)		5,420,898

Corporate Bonds — 13.77%
Banking — 1.37%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	1,562,000	1,435,012
Bank of America
2.482% 9/21/36 μ	580,000	443,981
5.288% 4/25/34 μ	955,000	946,554
6.204% 11/10/28 μ	470,000	483,470
Barclays
6.224% 5/9/34 μ	510,000	508,311
7.385% 11/2/28 μ	305,000	317,956
Citigroup
5.61% 9/29/26 μ	1,220,000	1,218,993
6.174% 5/25/34 μ	565,000	570,230

Citizens Bank 6.064% 10/24/25 μ	840,000	796,442
Credit Agricole
144A 5.301% 7/12/28 #	355,000	354,015
144A 5.514% 7/5/33 #	915,000	921,182

Credit Suisse 7.95% 1/9/25	250,000	255,199
Deutsche Bank
3.729% 1/14/32 μ	301,000	227,798
3.742% 1/7/33 μ	200,000	146,807
6.72% 1/18/29 μ	584,000	585,285

Fifth Third Bancorp 6.361% 10/27/28 μ	1,099,000	1,095,074
Fifth Third Bank 5.852% 10/27/25 μ	625,000	609,110
Goldman Sachs Group 1.542% 9/10/27 μ	2,600,000	2,286,828
NQ- IV006 [0623] 0823 (3049481)    1

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Huntington National Bank
4.552% 5/17/28 μ	1,946,000	$ 1,816,881
5.65% 1/10/30	330,000	315,424
JPMorgan Chase & Co.
1.764% 11/19/31 μ	705,000	558,185
1.953% 2/4/32 μ	410,000	326,813
KeyBank
5.00% 1/26/33	1,405,000	1,216,589
5.85% 11/15/27	205,000	193,207

KeyCorp 4.789% 6/1/33 μ	448,000	375,786
Morgan Stanley
1.928% 4/28/32 μ	1,415,000	1,105,261
2.484% 9/16/36 μ	730,000	554,193
5.164% 4/20/29 μ	780,000	771,059
5.25% 4/21/34 μ	665,000	656,966
6.138% 10/16/26 μ	340,000	343,568
6.296% 10/18/28 μ	575,000	591,373
6.342% 10/18/33 μ	280,000	297,993

PNC Financial Services Group 5.671% 10/28/25 μ	495,000	491,120
Popular 7.25% 3/13/28	320,000	320,000
SVB Financial Group 4.57% 4/29/33 ‡	390,000	261,833
Truist Financial 6.123% 10/28/33 μ	298,000	302,590
US Bancorp
4.653% 2/1/29 μ	101,000	96,574
4.839% 2/1/34 μ	300,000	280,365
5.727% 10/21/26 μ	290,000	289,956
5.836% 6/12/34 μ	310,000	312,385
		24,680,368
Basic Industry — 0.06%
Sherwin-Williams 2.90% 3/15/52	1,650,000	1,062,992
		1,062,992
Brokerage — 0.10%
Jefferies Financial Group 2.625% 10/15/31	2,195,000	1,703,720
		1,703,720
Capital Goods — 0.13%
Boeing 4.875% 5/1/25	1,937,000	1,910,122
Lockheed Martin 4.75% 2/15/34	505,000	504,076
		2,414,198
Communication Services — 2.68%
Altice France Holding 144A 10.50% 5/15/27 #	8,387,000	5,088,267
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communication Services (continued)
CCO Holdings 144A 4.50% 8/15/30 #	8,000,000	$ 6,668,729
Connect Finco 144A 6.75% 10/1/26 #	7,000,000	6,805,515
Consolidated Communications
144A 5.00% 10/1/28 #	2,500,000	1,879,000
144A 6.50% 10/1/28 #	2,500,000	1,975,000

Directv Financing 144A 5.875% 8/15/27 #	7,420,000	6,728,532
Frontier Communications Holdings
5.875% 11/1/29	7,927,781	5,795,287
144A 6.00% 1/15/30 #	461,000	339,518

Gray Escrow II 144A 5.375% 11/15/31 #	4,780,000	3,173,407
Gray Television 144A 4.75% 10/15/30 #	4,830,000	3,280,608
Sirius XM Radio 144A 4.125% 7/1/30 #	8,155,000	6,666,342
		48,400,205
Communications — 0.40%
AT&T 3.50% 9/15/53	3,130,000	2,217,994
Cellnex Finance 144A 3.875% 7/7/41 #	355,000	260,426
Charter Communications Operating 3.85% 4/1/61	1,790,000	1,084,172
Comcast
4.55% 1/15/29	295,000	289,846
4.80% 5/15/33	600,000	593,984
Crown Castle
1.05% 7/15/26	560,000	490,680
2.10% 4/1/31	1,525,000	1,221,520

Discovery Communications 4.00% 9/15/55	400,000	266,266
T-Mobile USA 5.05% 7/15/33	535,000	525,540
Verizon Communications 2.875% 11/20/50	375,000	244,637
		7,195,065
Consumer Cyclical — 0.21%
Amazon.com 2.50% 6/3/50	1,322,000	880,475
Aptiv 3.10% 12/1/51	1,890,000	1,189,930
General Motors Financial 5.85% 4/6/30	910,000	902,919
VICI Properties 4.95% 2/15/30	945,000	887,341
		3,860,665
Consumer Discretionary — 2.00%
Bath & Body Works 6.875% 11/1/35	7,245,000	6,640,142
Carnival 144A 7.625% 3/1/26 #	7,735,000	7,582,805

2    NQ- IV006 [0623] 0823 (3049481)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Discretionary (continued)
Ford Motor 6.10% 8/19/32	7,000,000	$ 6,790,918
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	7,565,000	7,062,190
Scientific Games International 144A 7.25% 11/15/29 #	1,610,000	1,613,461
Staples 144A 7.50% 4/15/26 #	7,809,000	6,460,136
		36,149,652
Consumer Non-Cyclical — 0.42%
Amgen
5.15% 3/2/28	285,000	284,947
5.25% 3/2/33	2,043,000	2,046,581
CVS Health
2.70% 8/21/40	1,565,000	1,093,620
5.25% 1/30/31	220,000	219,379
HCA
3.50% 7/15/51	329,000	227,947
5.20% 6/1/28	265,000	263,030

JBS USA Lux 144A 3.00% 2/2/29 #	558,000	474,579
JBS USA LUX 144A 3.625% 1/15/32 #	2,000,000	1,624,600
Pfizer Investment Enterprises
4.75% 5/19/33	545,000	543,158
5.11% 5/19/43	380,000	381,106
5.30% 5/19/53	315,000	327,747

Zoetis 5.40% 11/14/25	165,000	165,549
		7,652,243
Electric — 0.39%
AEP Texas 5.40% 6/1/33	185,000	184,166
Appalachian Power 4.50% 8/1/32	1,375,000	1,289,660
Berkshire Hathaway Energy 2.85% 5/15/51	1,725,000	1,117,377
Duke Energy Carolinas 4.95% 1/15/33	385,000	382,344
Exelon 5.30% 3/15/33	245,000	244,351
National Rural Utilities Cooperative Finance 5.80% 1/15/33	80,000	83,723
NextEra Energy Capital Holdings 3.00% 1/15/52	425,000	280,091
NRG Energy
144A 2.00% 12/2/25 #	3,470,000	3,115,104
144A 2.45% 12/2/27 #	390,000	328,989
		7,025,805
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy — 3.00%
BP Capital Markets America
2.721% 1/12/32	530,000	$ 450,277
2.939% 6/4/51	1,255,000	858,011

Cheniere Energy Partners 144A 5.95% 6/30/33 #	400,000	401,664
Diamondback Energy
3.125% 3/24/31	195,000	167,126
4.25% 3/15/52	510,000	391,754
Energy Transfer
6.75% 5/15/25 μ, ψ	5,879,000	5,254,450
7.125% 5/15/30 μ, ψ	15,000,000	12,756,325
9.349% 7/17/23 ψ	5,000,000	4,493,750
Enterprise Products Operating
3.30% 2/15/53	1,555,000	1,111,598
5.35% 1/31/33	105,000	106,820

Guara Norte 144A 5.198% 6/15/34 #	1,768,520	1,550,594
Hilcorp Energy I
144A 6.00% 2/1/31 #	3,725,000	3,334,348
144A 6.25% 4/15/32 #	3,487,000	3,113,455

Kinder Morgan 5.20% 6/1/33	380,000	368,430
Occidental Petroleum 6.125% 1/1/31	516,000	524,470
Targa Resources Partners 5.00% 1/15/28	1,935,000	1,848,404
Vital Energy
9.50% 1/15/25	8,259,000	8,205,977
10.125% 1/15/28	9,436,000	9,261,670
		54,199,123
Finance Companies — 0.17%
Air Lease
2.875% 1/15/32	1,810,000	1,454,718
5.85% 12/15/27	280,000	279,891
Aviation Capital Group
144A 3.50% 11/1/27 #	1,265,000	1,118,336
144A 6.25% 4/15/28 #	148,000	147,796
		3,000,741
Government Agency — 0.11%
Petroleos Mexicanos 6.70% 2/16/32	2,595,000	1,975,404
		1,975,404
Healthcare — 0.01%
Humana 5.75% 3/1/28	85,000	86,550
		86,550
Industrials — 0.55%
AerCap Holdings 5.875% 10/10/79 μ	10,000,000	9,445,861

NQ- IV006 [0623] 0823 (3049481)    3

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Industrials (continued)
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	6,543,000	$ 425,295
		9,871,156
Information Technology — 0.44%
NCR
144A 5.00% 10/1/28 #	1,000,000	893,590
144A 5.125% 4/15/29 #	7,705,000	6,828,098
Workday
3.50% 4/1/27	55,000	52,160
3.70% 4/1/29	110,000	102,067
3.80% 4/1/32	110,000	99,072
		7,974,987
Insurance — 0.65%
AIA Group
144A 3.20% 9/16/40 #	3,902,000	2,995,856
144A 3.375% 4/7/30 #	1,960,000	1,794,149

American International Group 5.125% 3/27/33	815,000	796,504
Aon 5.00% 9/12/32	1,605,000	1,585,445
Athene Holding
3.45% 5/15/52	985,000	600,180
3.95% 5/25/51	440,000	295,364

Berkshire Hathaway Finance 3.85% 3/15/52	695,000	575,148
UnitedHealth Group
4.20% 5/15/32	624,000	595,965
4.50% 4/15/33	1,660,000	1,617,766
5.05% 4/15/53	959,000	953,924
		11,810,301
Materials — 0.37%
First Quantum Minerals
144A 6.875% 3/1/26 #	3,000,000	2,957,365
144A 6.875% 10/15/27 #	3,750,000	3,663,806
		6,621,171
Natural Gas — 0.05%
Atmos Energy 2.85% 2/15/52	385,000	260,511
Southern California Gas
5.20% 6/1/33	475,000	468,972
5.75% 6/1/53	205,000	207,432
		936,915
Real Estate Investment Trusts — 0.05%
American Homes 4 Rent 3.625% 4/15/32	220,000	190,334
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	1,000,000	749,467
		939,801
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology — 0.52%
Apple
2.40% 8/20/50	3,122,000	$ 2,093,292
4.30% 5/10/33	320,000	318,441

Baidu 1.72% 4/9/26	1,672,000	1,500,133
CDW 3.276% 12/1/28	1,035,000	899,730
Entegris Escrow 144A 4.75% 4/15/29 #	385,000	357,764
Micron Technology 5.875% 9/15/33	560,000	555,219
Oracle
3.60% 4/1/50	536,000	383,316
4.65% 5/6/30	170,000	164,359
5.55% 2/6/53	521,000	504,883

Tencent Holdings 144A 3.24% 6/3/50 #	3,910,000	2,568,723
		9,345,860
Transportation — 0.09%
Azul Investments 144A 7.25% 6/15/26 #	1,500,000	1,193,379
Burlington Northern Santa Fe 2.875% 6/15/52	330,000	226,045
ERAC USA Finance 144A 4.90% 5/1/33 #	255,000	249,384
		1,668,808
Total Corporate Bonds (cost $267,989,350)		248,575,730

Municipal Bonds — 0.08%
Commonwealth of Puerto Rico(Restructured)
Series A-1 3.045% 7/1/24^	62,870	60,239
Series A-1 4.00% 7/1/35	137,232	127,904
Series A-1 4.00% 7/1/37	145,770	131,225

GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	1,415,984	1,171,727
Total Municipal Bonds (cost $1,688,202)		1,491,095

Non-Agency Collateralized Mortgage Obligations — 0.35%
COLT Mortgage Loan Trust Series 2021-3 B1 144A 3.059% 9/27/66 #, •	2,000,000	1,068,935
CSMC Trust Series 2020-NQM1 B1 144A 4.462% 5/25/65 #, •	4,968,250	4,210,240

4    NQ- IV006 [0623] 0823 (3049481)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Verus Securitization Trust Series 2019-INV2 B1 144A 4.452% 7/25/59 #, •	1,097,000	$ 969,263
Total Non-Agency Collateralized Mortgage Obligations (cost $8,274,895)		6,248,438

Non-Agency Commercial Mortgage-Backed Securities — 1.09%
BANK
Series 2020-BN25 A5 2.649% 1/15/63	2,163,000	1,825,964
Series 2022-BNK41 A4 3.916% 4/15/65 •	2,000,000	1,794,346

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	2,500,000	2,031,087
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	2,000,000	1,827,184
Series 2020-B20 A5 2.034% 10/15/53	2,000,000	1,550,667
Series 2021-B24 A5 2.584% 3/15/54	2,250,000	1,793,464
Series 2021-B25 A5 2.577% 4/15/54	4,000,000	3,177,135

Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	2,000,000	1,619,079
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	2,225,000	1,728,678
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,813,000	2,287,011
Total Non-Agency Commercial Mortgage-Backed Securities (cost $21,154,496)		19,634,615

Loan Agreements — 2.24%
Advantage Sales & Marketing 9.719% (LIBOR03M + 4.50%) 10/28/27 •	3,018,149	2,849,636
MLN US HoldCo 1st Lien 11.782% (SOFR03M + 6.70%) 10/18/27 •	7,567,274	4,351,183
PetsMart 8.952% (SOFR01M + 3.85%) 2/11/28 •	6,779,958	6,785,606
Surgery Center Holdings 8.896% (LIBOR01M + 3.75%) 8/31/26 •	9,137,916	9,136,875
	Principalamount°	Value (US $)

Loan Agreements (continued)
White Cap Buyer 8.852% (SOFR01M + 3.75%) 10/19/27 •	17,368,091	$ 17,250,491
Total Loan Agreements (cost $42,592,248)		40,373,791

US Treasury Obligations — 2.02%
US Treasury Bonds
2.75% 8/15/47	540,000	434,711
3.625% 5/15/53	1,880,000	1,807,150
US Treasury Floating Rate Notes
4.931% (USBMMY3M + 0.20%) 1/31/25 •	4,675,000	4,683,350
5.389% (USBMMY3M + 0.14%) 10/31/24 •	27,075,000	27,100,258
US Treasury Notes
3.375% 5/15/33	1,000,000	964,531
3.50% 4/30/30	385,000	373,871
3.625% 5/31/30	430,000	424,054
4.00% 6/30/28	455,000	452,547
4.125% 11/15/32	250,000	255,508
Total US Treasury Obligations (cost $36,529,493)		36,495,980
	Number of shares
Common Stocks — 67.70%
Communication Services — 4.71%
Alphabet Class A †	154,203	18,458,099
Deutsche Telekom	1,018,650	22,225,432
New Cotai =, †	1,819,823	1,912,406
Pinterest Class A †	900,583	24,621,939
Tencent Holdings	403,600	17,113,116
T-Mobile US †	4,344	603,382
		84,934,374
Consumer Discretionary — 8.65%
Amazon.com †	312,349	40,717,816
Aptiv †	184,313	18,816,514
Burlington Stores †	75,779	11,926,857
Darden Restaurants	122,821	20,520,933
Etsy †	122,063	10,327,750
Ferrari	68,673	22,452,489
H World Group ADR †	366,995	14,232,066
LVMH Moet Hennessy Louis Vuitton	15,380	14,501,991
Media Group Holdings Series H <<, =, †	640,301	0
Media Group Holdings Series T <<, =, †	80,253	0

NQ- IV006 [0623] 0823 (3049481)    5

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Studio City International Holdings ADR †	198,664	$ 1,378,470
Studio City International Holdings ADR †	184,458	1,279,899
		156,154,785
Consumer Staples — 5.25%
Asahi Group Holdings	388,000	15,054,334
Casey's General Stores	50,259	12,257,165
China Mengniu Dairy †	5,663,687	21,404,715
Procter & Gamble	154,522	23,447,168
Reckitt Benckiser Group	301,222	22,637,095
		94,800,477
Energy — 4.16%
Canadian Natural Resources	483,152	27,182,132
ConocoPhillips	229,379	23,765,958
Schlumberger	110,895	5,447,162
Shell	328,504	9,895,596
TotalEnergies	154,486	8,868,212
		75,159,060
Financials — 9.56%
BNP Paribas	327,938	20,694,842
ICICI Bank	1,182,642	13,540,053
Intercontinental Exchange	125,955	14,242,991
Mastercard Class A	79,235	31,163,125
Mitsubishi UFJ Financial Group	2,580,900	19,024,005
Morgan Stanley	190,691	16,285,011
ORIX	670,203	12,221,955
PayPal Holdings †	213,721	14,261,602
Prudential	1,266,472	17,886,884
State Bank of India	1,892,747	13,256,635
		172,577,103
Healthcare — 9.73%
Abbott Laboratories	142,469	15,531,971
AstraZeneca	144,103	20,657,781
Bayer	305,989	16,938,043
Danaher	68,339	16,401,360
Eli Lilly & Co.	45,239	21,216,186
Genmab †	57,232	21,688,507
Thermo Fisher Scientific	24,622	12,846,529
UnitedHealth Group	54,388	26,141,048
Vertex Pharmaceuticals †	68,519	24,112,521
		175,533,946
Industrials — 9.60%
Airbus	192,284	27,800,756
Canadian Pacific Kansas City	227,078	18,341,080
Generac Holdings †	104,426	15,573,049
Ingersoll Rand	291,224	19,034,401
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
ITOCHU	380,300	$ 15,106,108
Larsen & Toubro	650,372	19,665,622
Raytheon Technologies	233,115	22,835,945
Thales	123,934	18,568,896
Vinci	139,829	16,247,486
		173,173,343
Information Technology — 13.87%
Ambarella †	140,608	11,764,671
Apple	197,250	38,260,582
Autodesk †	68,923	14,102,335
Intuit	51,738	23,705,834
KLA	26,905	13,049,463
Microchip Technology	156,274	14,000,588
Microsoft	145,429	49,524,392
NVIDIA	52,710	22,297,384
Seagate Technology Holdings	317,074	19,617,368
Taiwan Semiconductor Manufacturing	1,249,550	23,083,354
VeriSign †	92,912	20,995,325
		250,401,296
Materials — 0.56%
Barrick Gold	594,179	10,059,451
		10,059,451
Utilities — 1.61%
NTPC	5,789,947	13,372,395
RWE	359,086	15,647,643
		29,020,038
Total Common Stocks (cost $1,593,063,537)		1,221,813,873

Exchange-Traded Funds — 2.44%
iShares 0-5 Year High Yield Corporate Bond ETF	496,800	20,592,360
Vanguard Russell 2000 ETF	309,336	23,391,988
Total Exchange-Traded Funds (cost $44,247,746)		43,984,348
	Troy Ounces
Bullion — 5.11%
Gold	48,025	92,211,525
Total Bullion (cost $56,154,778)		92,211,525

6    NQ- IV006 [0623] 0823 (3049481)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 0.93%
Money Market Mutual Funds — 0.93%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	4,216,807	$ 4,216,807
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	4,216,807	4,216,807
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	4,216,807	4,216,807
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	4,216,807	4,216,807
Total Short-Term Investments (cost $16,867,228)		16,867,228

Total Value of Securities—99.43% (cost $2,155,632,231)		1,794,550,740
Receivables and Other Assets Net of Liabilities—0.57%★		10,294,772
Net Assets Applicable to 94,158,516 Shares Outstanding—100.00%		$1,804,845,512
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $117,776,681, which represents 6.53% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
†	Non-income producing security.
<<	Affiliated company.
★	Includes $452,694 cash collateral held at broker for futures contracts as of June 30, 2023.
 The following futures contracts were outstanding at June 30, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
237	US Treasury 5 yr Notes	$25,381,219	$25,876,640	9/29/23	$—	$(495,421)	$—
61	US Treasury 10 yr Notes	6,848,203	6,977,982	9/20/23	—	(129,779)	8,579
(24)	US Treasury 10 yr Ultra Notes	(2,842,500)	(2,876,752)	9/20/23	34,252	—	(7,125)
Total Futures Contracts			$29,977,870		$34,252	$(625,200)	$1,454
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.
NQ- IV006 [0623] 0823 (3049481)    7

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
S.F. – Single Family
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
8    NQ- IV006 [0623] 0823 (3049481)